Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (184)	$ (190)	$ (202)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	24	24	24
Changes in assets and liabilities:
Interest receivable	64	64	64
Accrued interest payable	(64)	(63)	(64)
Other current assets	(2)	0	0
Other current liabilities	(11)	(45)	44
Net cash used in operating activities	(173)	(210)	(134)
Investing activities:
Finance lease payments received	3,106	3,104	3,102
Change in restricted cash and investments	51	90	16
Net cash provided by investing activities	3,157	3,194	3,118
Financing activities:
Repayment of debt	(2,984)	(2,984)	(2,984)
Net cash used in financing activities	(2,984)	(2,984)	(2,984)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 636	$ 889	$ 1,145